                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2671

                           SCUDDER MUNICIPAL TRUST
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Managed Municipal Bond Fund

Semiannual Report to Shareholders

November 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, although the fund seeks income that is federally tax free, a portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. This may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2003

Classes A, B, C and Institutional

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4%. Class C shares have a 1% front-end sales charge, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during the 3-, 5-, and 10-year periods shown for Class A shares reflect a temporary fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge)
Scudder Managed Municipal Bond Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A	.66%	6.59%	7.10%	5.37%	5.72%
Class B	.26%	5.74%	6.26%	4.55%	4.90%
Class C	.24%	5.72%	6.24%	4.52%	4.87%
Lehman Brothers Municipal Bond Index+	.19%	6.65%	7.24%	5.71%	6.16%

Scudder Managed Municipal Bond Fund	6-Month++	1-Year	Life of Class*
Institutional Class	.84%	6.94%	5.31%
Lehman Brothers Municipal Bond Index+	.19%	6.65%	5.35%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.
* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 11/30/03	$ 9.34	$ 9.34	$ 9.34	$ 9.36
5/31/03	$ 9.50	$ 9.50	$ 9.50	$ 9.50
Distribution Information: Six Months: Income Dividends	$ .22	$ .18	$ .18	$ .22
November Income Dividend	$ .0360	$ .0299	$ .0297	$ .0350
SEC 30-day Yield++	3.20%	2.55%	2.49%	3.50%
Tax Equivalent Yield++	4.92%	3.92%	3.83%	5.38%
Current Annualized Distribution Rate++	4.69%	3.89%	3.87%	4.55%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on November 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - General Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	97	of	293	33

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment (Adjusted for Sales Charge)
[] Scudder Managed Municipal Bond Fund - Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550. The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Sales Charge)
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,180	$11,734	$12,407	$16,654
	Average annual total return	1.80%	5.47%	4.41%	5.23%
Class B	Growth of $10,000	$10,274	$11,798	$12,391	$16,130
	Average annual total return	2.74%	5.67%	4.38%	4.90%
Class C	Growth of $10,000	$10,466	$11,870	$12,352	$15,930
	Average annual total return	4.66%	5.88%	4.31%	4.77%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,665	$12,332	$13,198	$18,179
	Average annual total return	6.65%	7.24%	5.71%	6.16%

Scudder Managed Municipal Bond Fund		1-Year	Life of Class*
Institutional Class	Growth of $250,000	$267,350	$267,075
	Average annual total return	6.94%	5.31%
Lehman Brothers Municipal Bond Index+	Growth of $250,000	$266,625	$266,850
	Average annual total return	6.65%	5.35%

The growth of $10,000 and $250,000 are cumulative.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during each period shown for Class S reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Returns shown for Class AARP shares for the period prior to its inception on July 31, 2000 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns
Scudder Managed Municipal Bond Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class S	.83%	6.87%	7.35%	5.60%	5.94%
Class AARP	.83%	6.87%	7.35%	5.61%	5.94%
Lehman Brothers Municipal Bond Index+	.19%	6.65%	7.24%	5.71%	6.16%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 11/30/03	$ 9.35	$ 9.35
5/31/03	$ 9.50	$ 9.50
Distribution Information: Six Months: Income Dividends	$ .22	$ .22
November Income Dividend	$ .0371	$ .0371
SEC 30-day Yield++	3.48%	3.48%
Tax Equivalent Yield++	5.35%	5.35%
Current Annualized Distribution Rate++	4.83%	4.83%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on November 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended November 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 3.44% for Class S had certain expenses not been reduced.

Class S Lipper Rankings - General Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	67	of	293	23
3-Year	26	of	252	10
5-Year	9	of	218	5
10-Year	6	of	114	6

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment
[] Scudder Managed Municipal Bond Fund - Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

Comparative Results
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,687	$12,371	$13,129	$17,801
	Average annual total return	6.87%	7.35%	5.60%	5.94%
Class AARP	Growth of $10,000	$10,687	$12,372	$13,135	$17,809
	Average annual total return	6.87%	7.35%	5.61%	5.94%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,665	$12,332	$13,198	$18,179
	Average annual total return	6.65%	7.24%	5.71%	6.16%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder Managed Municipal Bond Fund. Matthew J. Caggiano is also a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the semiannual period ended November 30, 2003?

A: The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 0.19% for the six-month period ended November 30, 2003.1 The overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned -1.04% for the same period.2

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of 1 year or more.

The early part of the semiannual period was marked by a burst of volatility in the bond market. On June 25, the Federal Reserve Board reduced the federal funds rate, a benchmark for the market's interest rate levels, by a quarter of a percentage point to 1%. This reduction was not as large as the market had been predicting, as the Fed's views on the US economy and its recovery appeared to have improved. This surprised investors, and led them to begin to favor stocks as market participants forecasted an eventual economic turnaround. As a result, investors pulled money out of bonds, rapidly driving the prices on bonds lower due to this lower demand. Since bond yields move in the opposite direction from prices, bond yields increased quickly early in the period. As is historically typical for the municipal bond market, yields did not

Municipal bond yield curve (as of 5/31/03 versus 11/30/03) (7-day yield)

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Source: Deutsche Asset Management

increase as dramatically as those on Treasury bonds. In fact, in an environment such as this in which taxable bond yields rise, municipal bonds have typically tended to outperform their taxable peers. In the last couple of months of the period, however, bond yields moved down again closer to the lows at which they began the period.

Overall, even with these gyrations, both taxable and municipal bond yields remained near historical lows for much of the period, and the municipal bond yield curve was steep for most of the period. (See the graph above for municipal bond yield changes from the beginning to the end of the period.) The yield curve illustrates the relationship among the yields on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases, while a flattening of the curve indicates the reverse.

Q: Will you discuss municipal bond supply and demand in the period and its importance in the bond market?

A: Although overall demand for municipal bonds remained solid, supply became somewhat less abundant near the end of the period. Specifically, in the last three to four months of the period, the issuance of new municipal bonds was not quite as strong as in the first couple of months. Early in the period, new issuance had been driven by states' needs to issue more debt to make up for revenue shortfalls and to refinance old debt at lower rates.

Supply and demand factors are important because they are one way a bond's yield can be driven higher or lower. High demand or low supply can cause a bond's yield to decline, while lessened demand or a flood of supply can cause a bond's yield to rise.

Q: How did Scudder Managed Municipal Bond Fund perform for the six-month period ended November 30, 2003?

A: Scudder Managed Municipal Bond Fund posted positive absolute and strong relative results in the period. The fund's total cumulative return of 0.66% (Class A shares, unadjusted for sales charges, which, if included, would have reduced performance) outpaced the 0.02% gain by the fund's average peer in the Lipper General Municipal Debt Funds category.3 The fund also outperformed its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, which rose 0.19%. (Please see pages 4 through 8 for the performance of other share classes and more complete performance information.)

3 The Lipper General Municipal Debt Funds category includes funds that invest primarily in municipal debt issues in the top four credit ratings.

Q: How was the fund positioned, and how did this positioning contribute to its performance?

A: For the period, about 38% of the fund's assets were invested in bonds with maturities in the eight- to 15-year range. This area of the municipal bond yield curve outperformed longer-maturity bonds overall, which aided the fund's absolute and relative results. Also, the fund's stake in premium-coupon bonds aided performance. Premium-coupon issues have a higher coupon, or yield, and therefore may have less price volatility in down markets than bonds with lower coupons.

The fund also benefited from our avoidance of currently callable bonds. Some municipal bonds, just like a home mortgage, can be paid off early, or "called." As lending rates have gone down, many municipal borrowers have paid off their loans so they can borrow at the lower rates. If you own the bond, your bond gets paid off early. Reinvesting the proceeds usually means owning other municipal bonds at the lower rates.

Overall, we continue to believe that tax-free bonds are very attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2003

Portfolio Composition	11/30/03	5/31/03

Revenue Bonds	58%	62%
General Obligation Bonds	21%	21%
Lease Obligations	11%	9%
US Government Secured	10%	8%
	100%	100%

Quality	11/30/03	5/31/03

AAA	71%	72%
AA	10%	10%
A	5%	9%
BBB	8%	4%
Not Rated	6%	5%
	100%	100%

Effective Maturity	11/30/03	5/31/03

0 < 5 years	18%	16%
5 < 10 years	42%	40%
10 < 15 years	23%	28%
Greater than 15 years	17%	16%
	100%	100%

Weighted average effective maturity: 10.48 years and 10.40 years, respectively.

Top Five State Allocations	11/30/03	5/31/03

California	13%	12%
Illinois	12%	13%
Texas	9%	9%
New York	7%	7%
New Jersey	7%	6%

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Investment Portfolio as of November 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.1%
Phoenix County, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,129,200
Alaska 2.0%
Anchorage, AK, Core City GO, 5.5%, 7/1/2021 (b)	3,860,000	4,217,166
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	6,228,850
Anchorage, AK, State GO:
5.5%, 7/1/2019 (b)	2,500,000	2,755,975
5.5%, 7/1/2020 (b)	2,500,000	2,742,675
North Slope Borough, AK, County (GO) Lease, Series B, Zero Coupon, 6/30/2011 (b)	5,000,000	3,770,150
North Slope Borough, AK, Other GO:
Series B, Zero Coupon, 6/30/2004 (b)	30,500,000	30,307,240
Series B, Zero Coupon, 6/30/2005 (b)	43,800,000	42,800,046
		92,822,102
Arizona 1.6%
Arizona, School District GO, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017	6,500,000	7,175,610
5.5%, 7/1/2014	5,000,000	5,615,400
5.5%, 7/1/2015	3,000,000	3,369,240
5.5%, 7/1/2016	5,000,000	5,615,400
Arizona, State Agency (GO) Lease, Municipal Finance Program, Series 25, 7.875%, 8/1/2014 (b)	3,500,000	4,656,085
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, 5.375%, 10/1/2016	3,540,000	3,945,330
Series A, 5.375%, 10/1/2017	2,280,000	2,534,334
Series A, 5.375%, 10/1/2018	2,200,000	2,435,004
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (b)	7,500,000	8,471,625
5.25%, 7/1/2017 (b)	10,000,000	11,283,600
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (b)	4,675,000	3,378,856
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., 6.0%, 7/1/2011 (b)	4,105,000	4,904,202
Scottsdale, AZ, Other GO:
5.375%, 7/1/2014	2,680,000	3,011,034
5.375%, 7/1/2015	2,635,000	2,953,018
Tucson, AZ, Water & Sewer Revenue:
5.5%, 7/1/2015 (b)	1,430,000	1,626,854
5.5%, 7/1/2018 (b)	4,100,000	4,593,681
		75,569,273
Arkansas 1.0%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (b)	4,025,000	4,478,175
North Little Rock, AR, Electric Revenue:
Series A, 6.5%, 7/1/2010 (b)	19,750,000	23,855,827
Series A, 6.5%, 7/1/2015 (b)	13,080,000	16,289,047
		44,623,049
California 12.7%
Alameda County, County (GO) Lease, Santa Rita Jail Project, 5.375%, 6/1/2009 (b)	5,000,000	5,578,100
Banning, CA, Water & Sewer Revenue, Water System Improvement Project, 8.0%, 1/1/2019 (b)	960,000	1,304,295
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (b)	1,080,000	1,398,265
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,071,340
Series A, 5.375%, 5/1/2021	5,000,000	5,204,150
Series A, 5.375%, 5/1/2022	10,665,000	11,031,130
Series A, 5.875%, 5/1/2016	20,000,000	22,315,600
California, Electric Revenue, Department Water Supply, Series 309, Inverse Floater, 144A, 9.54%, 5/1/2018* (b)	5,625,000	6,696,675
California, Higher Education Revenue:
5.25%, 11/1/2020 (b)	6,315,000	6,829,041
5.25%, 11/1/2021 (b)	4,000,000	4,303,040
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (b)	1,000,000	630,160
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008 (b)	2,250,000	2,511,023
California, Special Assessment Revenue, 6.625%, 6/1/2040	27,295,000	25,831,442
California, Special Assessment Revenue, Golden State TOB Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	9,784,531
Series B, 5.625%, 6/1/2038	37,265,000	37,208,357
Series 2003-A-1, 6.75%, 6/1/2039	47,520,000	45,879,610
California, State (REV) Lease, 5.25%, 12/1/2020 (b)	22,040,000	23,632,610
California, State (REV) Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,237,100
Series C, 5.5%, 6/1/2021	2,500,000	2,608,500
California, State Agency (GO) Lease, Series A, 6.3%, 12/1/2006 (b)	8,095,000	9,182,806
California, State GO:
5.0%, 11/1/2016	10,000,000	10,394,100
5.0%, 11/1/2017	10,000,000	10,319,800
5.25%, 2/1/2017	17,450,000	18,459,308
5.25%, 2/1/2021	12,000,000	12,352,320
5.5%, 3/1/2015 (b) (c)	20,000,000	22,300,200
6.25%, 10/1/2007 (b) (c)	4,000,000	4,623,080
6.25%, 4/1/2008 (b) (c)	5,000,000	5,814,800
6.6%, 2/1/2009 (b) (c)	15,600,000	18,599,100
California, State University Revenue:
Series A, 5.125%, 5/15/2017	10,000,000	10,874,900
Series A, 5.125%, 5/15/2018	5,000,000	5,404,700
California, State Water Resources Power Supply Revenue, Series B-2, 1.1%, 5/1/2022**	100,000	100,000
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2015	3,390,000	3,829,615
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	6,918,230
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	2,804,800
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, Prerefunded, Zero Coupon, 1/1/2018	21,890,000	11,604,108
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	24,113,616
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2011	4,000,000	4,653,280
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2012	4,000,000	4,653,280
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.15% to 1/1/2014	6,250,000	7,284,625
Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009	5,000,000	5,626,800
Los Angeles County, County (GO) Lease:
Zero Coupon, 9/1/2007	4,030,000	3,641,024
Zero Coupon, 9/1/2009	5,425,000	4,479,911
Los Angeles County, County (GO) Lease, Capital Asset Leasing Corp., 6.0%, 12/1/2006 (b)	9,000,000	10,148,670
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024	2,500,000	2,462,625
Los Angeles, CA, Higher Education Revenue, Unified School District, Series PA-117, Inverse Floater, 144A, 9.11%, 1/1/2011*	1,375,000	1,602,068
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse Floater, 144A, 9.11%, 7/1/2019* (b)	5,000,000	5,891,650
Los Angeles, CA, Regional Airports Improvement Corp., Los Angeles International Airport, 1.11%, 12/1/2025**	100,000	100,000
Los Angeles, CA, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series B, 5.25%, 7/1/2018 (b)	7,470,000	8,113,316
Los Angeles, CA, Sanitation Distribution Financing Authority Revenue, Series 826, Inverse Floater, 144A, 8.78%, 10/1/2021*	10,000,000	11,163,000
Los Angeles, CA, School District GO, Series A, 5.375%, 7/1/2018 (b)	16,575,000	18,354,160
Los Angeles, CA, School District GO, Unified School District:
5.75%, 7/1/2015 (b)	2,000,000	2,349,480
5.75%, 7/1/2016 (b)	17,000,000	19,965,990
Los Angeles, CA, Water & Power Revenue, Power Systems, Series A-2, 5.0%, 7/1/2018	4,000,000	4,278,080
Madera County, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (b)	2,840,000	3,417,003
Murrieta Valley, CA, School District GO, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	2,683,846
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (b)	2,000,000	2,312,240
Roseville, CA, School District GO, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	599,220
San Diego, CA, Industrial Development Revenue, San Diego Gas & Electric Company, Series A, 6.1%, 9/1/2019 (b)	14,600,000	14,802,064
San Diego, CA, School District GO, Series A, Zero Coupon, 7/1/2014 (b)	3,420,000	2,182,747
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (b)	6,300,000	7,050,582
5.681%, 4/22/2009 (b)	4,500,000	5,170,950
San Francisco, CA, Sales & Special Tax Revenue, Bay Area Rapid Transit District, 6.75%, 7/1/2010 (b)	2,000,000	2,454,200
San Joaquin County, County (GO) Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,498,686
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	3,638,800
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	24,287,195
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	9,681,394
Ukiah, CA, School District (GO) Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,198,440
		596,495,778
Colorado 2.8%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,237,930
Colorado, Senior Care Revenue, Health Facilities Authority:
6.75%, 12/1/2015	1,750,000	1,830,780
6.75%, 12/1/2025	4,150,000	4,294,420
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	7,154,253
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	12,825,825
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	4,232,080
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	10,216,881
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	17,015,935
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	3,059,630
Series B, Zero Coupon, 9/1/2034	15,200,000	1,586,728
Series A, 5.25%, 12/15/2016 (b)	4,000,000	4,454,040
Series A, 5.5%, 6/15/2014 (b)	6,000,000	6,744,600
Series A, 5.75%, 9/1/2014 (b)	14,700,000	17,289,258
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Zero Coupon, 9/1/2016 (b)	5,000,000	2,815,650
Denver, CO, Airport Revenue:
Series A, 7.4%, 11/15/2005	1,250,000	1,321,913
Series A, 7.5%, 11/15/2006	1,000,000	1,058,470
Series A, Prerefunded, 7.5%, 11/15/2023	1,240,000	1,337,005
Denver, CO, Airport Revenue, Inverse Floater Rites-PA 762, AMT, 10.56%, 11/15/2013* (b)	5,000,000	6,405,100
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Tax Increment Revenue, AMT, 7.5%, 9/1/2004	110,000	110,637
Denver, CO, School District GO:
Series A, 6.5%, 6/1/2010	3,225,000	3,883,190
Series A, 6.5%, 12/1/2010	3,000,000	3,651,180
Denver, CO, Series A, 7.5%, 11/15/2023	5,945,000	6,382,373
Douglas County, School District GO:
Series A, 6.5%, 12/15/2016 (b)	715,000	761,454
7.0%, 12/15/2013 (b)	2,500,000	3,198,350
Mesa County, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	8,541,030
		133,408,712
Connecticut 1.2%
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 144A, 9.34%, 10/1/2014* (b)	8,390,000	10,335,557
Series II, Inverse Floater, 144A, 9.34%, 10/1/2015* (b)	2,000,000	2,463,780
Series II, Inverse Floater, 144A, 9.34%, 10/1/2016* (b)	1,050,000	1,373,117
Series II, Inverse Floater, 144A, 9.34%, 10/1/2017* (b)	830,000	1,085,416
Connecticut, State GO:
Series A, 5.375%, 4/15/2016	2,805,000	3,139,272
Series A, 5.375%, 4/15/2017	4,870,000	5,431,803
Series A, 5.375%, 4/15/2018	4,000,000	4,445,320
Series A, 5.375%, 4/15/2019	10,075,000	11,119,878
Series C, 5.5%, 12/15/2014	5,000,000	5,822,300
5.5%, 12/15/2015	5,000,000	5,823,350
Series B, 5.5%, 6/15/2018	1,000,000	1,125,700
Series E, 6.0%, 3/15/2012	170,000	202,186
Greenwich, CT, Multi Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,573,393
		54,941,072
District of Columbia 1.0%
District of Columbia Series A1, Prerefunded, 6.5%, 6/1/2010	1,175,000	1,409,436
District of Columbia, Core City GO:
Series B2, 5.5%, 6/1/2008 (b)	3,225,000	3,637,284
Series B3, 5.5%, 6/1/2009 (b)	2,840,000	3,235,271
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,196,087
Series A1, 6.5%, 6/1/2010 (b)	1,095,000	1,328,279
District of Columbia, Core City GO, Inverse Floater, Rites-PA 568, 144A, 9.59%, 6/1/2007* (b)	12,500,000	16,071,750
District of Columbia, State Revenue, Medlantic, Series C, 1.1%, 8/15/2038**	1,150,000	1,150,000
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
5.5%, 10/1/2023 (b)	5,000,000	5,619,550
Series 14, Inverse Floater, 144A, 10.49%, 10/1/2012* (b)	1,970,000	2,716,138
Series 15, Inverse Floater, 144A, 10.49%, 10/1/2013* (b)	3,565,000	4,934,851
Series 16, Inverse Floater, 144A, 10.49%, 10/1/2014* (b)	2,750,000	3,812,297
Series 13, Inverse Floater, 144A, 10.49%, 10/1/2016* (b)	1,210,000	1,655,631
		46,766,574
Florida 2.6%
Alachua County, Health Facilities Authority Continuing Care, 1.1%, 10/1/2032**	50,000	50,000
Alachua County, Hospital & Healthcare Revenue, Health Facilities Authority, Shands Teaching Hospital, Series A, 1.1%, 12/1/2012**	5,400,000	5,400,000
Collier County, Hospital & Healthcare Revenue, Cleveland Health Clinic, Series C-1, 1.1%, 1/1/2035**	1,000,000	1,000,000
Florida, Higher Education Revenue, University Athletic Association, Inc., 1.1%, 2/1/2020**	150,000	150,000
Florida, Industrial Development Revenue, Capital Travel Agency, Series A, 10.0%, 10/1/2033	13,250,000	16,459,680
Florida, State GO, Board of Public Education, Series D, 5.375%, 6/1/2016	5,765,000	6,404,339
Highlands County, Hospital & Healthcare Revenue, Adventist Hospital Health Systems:
5.25%, 11/15/2028	5,300,000	5,267,034
Series A, 6.0%, 11/15/2031	7,000,000	7,372,610
Jacksonville, FL, Electric Authority Revenue:
Series B, 1.1%, 10/1/2010**	1,200,000	1,200,000
Series B, 1.1%, 10/1/2030**	800,000	800,000
Series F, 1.1%, 10/1/2030**	400,000	400,000
Jacksonville, FL, Health Facilities Authority:
Prerefunded 10/1/2004, 11.5%, 10/1/2012	35,000	38,002
Prerefunded 10/1/2005, 11.5%, 10/1/2012	40,000	47,281
Prerefunded 10/1/2006, 11.5%, 10/1/2012	15,000	19,024
ETM, 11.5%, 10/1/2012	85,000	136,198
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (b)	3,000,000	3,379,710
5.5%, 10/1/2015 (b)	4,730,000	5,468,779
5.5%, 10/1/2016 (b)	6,760,000	7,803,338
5.5%, 10/1/2018 (b)	5,470,000	6,298,322
Lee County, Airport Revenue:
AMT, Series 14, Inverse Floater, 144A, 10.7%, 10/1/2013* (b)	3,960,000	5,081,868
Series 14, Inverse Floater, 144A, 10.7%, 10/1/2020* (b)	1,410,000	1,755,915
Series 14, Inverse Floater, 144A, 10.95%, 10/1/2015* (b)	1,500,000	1,953,435
Miami-Dade County, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,338,533
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	2,577,400
Orange County, Health Facilities Authority Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	710,000	872,796
Orange County, Hospital & Healthcare Revenue, Health Facilities Authority Orlando Regional Healthcare:
Series A, 6.25%, 10/1/2016 (b)	290,000	357,616
Series C, 6.25%, 10/1/2021 (b)	6,000,000	7,257,360
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	3,500,000	4,373,040
Palm Beach County, Airport Revenue:
5.75%, 10/1/2012 (b)	5,000,000	5,857,200
5.75%, 10/1/2013 (b)	5,000,000	5,873,550
Palm Beach County, Hospital & Healthcare Revenue, Health Facilities Authority, 1.1%, 12/1/2031**	4,900,000	4,900,000
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	10,000,000	11,454,200
		121,347,230
Georgia 1.8%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (b)	4,240,000	4,780,218
Series B, 5.75%, 1/1/2011 (b)	1,590,000	1,779,433
Series C, 6.0%, 1/1/2011 (b)	7,375,000	8,340,461
Series C, 6.125%, 1/1/2012 (b)	7,735,000	8,705,279
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	14,972,230
Burke County, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, Series C, 1.1%, 1/1/2018**	1,100,000	1,100,000
Cobb County, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (b)	2,305,000	2,665,272
Fulton County, Single Family Housing Revenue:
Series A, 6.55%, 3/1/2018 (b)	80,000	81,559
Series A, 6.6%, 3/1/2028 (b)	1,250,000	1,277,300
Georgia, Electric Revenue, Inverse Floater, Rites-PA 786, 144A, 11.34%, 1/1/2016* (b)	4,600,000	6,688,170
Georgia, Electric Revenue, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (b)	195,000	234,741
Series Y, 6.4%, 1/1/2013 (b)	3,305,000	3,979,716
Series V, 6.5%, 1/1/2012 (b)	5,000,000	5,936,050
Series X, 6.5%, 1/1/2012 (b)	3,500,000	4,139,975
Series W, 6.6%, 1/1/2018 (b)	11,270,000	14,166,953
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (b)	200,000	247,434
Macon-Bibb County, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	3,000,000	3,405,180
Macon-Bibb County, Hospital Authority Revenue, Central Georgia Healthcare, 1.1%, 5/1/2030**	400,000	400,000
		82,899,971
Hawaii 0.2%
Hawaii, Airport Revenue, AMT, Series B, 6.5%, 7/1/2013 (b)	6,680,000	7,784,538
Hawaii, State GO, Series CU, 5.875%, 10/1/2014 (b)	1,500,000	1,773,015
		9,557,553
Illinois 12.5%
Chicago, IL, Central Station Project, Series A, Prerefunded, 8.9%, 1/1/2011	1,250,000	1,259,375
Chicago, IL, Core City GO:
Zero Coupon, 1/1/2017 (b)	20,000,000	10,928,600
Series B, 5.0%, 1/1/2010 (b)	5,200,000	5,785,676
Series B, 5.0%, 1/1/2011 (b)	1,620,000	1,799,853
Series B, 5.125%, 1/1/2015 (b)	9,550,000	10,617,690
Series A, 5.375%, 1/1/2013 (b)	15,410,000	17,398,352
6.25%, 1/1/2011 (b)	3,000,000	3,566,880
Chicago, IL, Emergency Telephone Systems, ETM, 5.6%, 1/1/2009 (b)	7,200,000	8,255,160
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,648,100
Chicago, IL, School District (GO) Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	13,104,646
Series A, 6.0%, 1/1/2020 (b)	46,340,000	55,329,496
Series A, 6.25%, 1/1/2009 (b)	6,735,000	7,866,817
Series A, 6.25%, 1/1/2011 (b)	10,000,000	11,889,600
Series A, 6.25%, 1/1/2015 (b)	28,725,000	34,682,852
Chicago, IL, School District (GO) Lease, Public Housing Revenue:
Series A, 5.25%, 12/1/2008 (b)	2,655,000	2,996,964
Series A, 5.25%, 12/1/2009 (b)	10,420,000	11,838,787
Series A, 5.25%, 12/1/2011 (b)	9,705,000	11,014,108
Chicago, IL, School District (REV) Lease, Board of Education:
Series A, 6.25%, 1/1/2010 (b)	11,550,000	13,628,884
6.25%, 12/1/2011 (b)	1,600,000	1,926,288
Chicago, IL, School District GO, Board of Education:
Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	6,303,773
Series A, Zero Coupon, 12/1/2014 (b)	2,000,000	1,255,320
6.0%, 12/1/2016	5,000,000	5,649,250
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	4,461,574
Zero Coupon, 11/1/2018 (b)	5,165,000	2,551,252
5.375%, 1/1/2013	3,215,000	3,634,075
Cook & Dupage Counties, School District GO, Zero Coupon, 12/1/2009 (b)	2,860,000	2,373,142
Cook County ETM, Zero Coupon, 11/1/2004 (b)	3,205,000	3,172,053
Cook County, County GO, 6.5%, 11/15/2014 (b)	18,560,000	23,028,320
Cook County, County GO, Inverse Floater, Rites-PA 591, 144A, 11.678%, 11/15/2013*	10,610,000	15,503,650
Decatur, IL, Other GO, Zero Coupon, 10/1/2004 (b)	1,415,000	1,401,642
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	4,122,405
Zero Coupon, 5/15/2007	15,460,000	13,508,330
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	677,963
Illinois, Educational Facilities Authority:
Series A, ETM, Zero Coupon, 7/1/2004 (b)	2,860,000	2,841,496
Series A, ETM, Zero Coupon, 7/1/2005 (b)	7,100,000	6,942,948
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	4,150,000	4,732,037
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	2,012,109
Illinois, Higher Education Revenue, University Retirement System, Zero Coupon, 10/1/2005 (b)	7,000,000	6,806,240
Illinois, Hospital & Healthcare Revenue, Adventist Health System, 5.5%, 11/15/2020	10,000,000	10,177,100
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,463,612
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,036,050
6.0%, 8/15/2006 (b)	1,380,000	1,526,446
6.0%, 8/15/2007 (b)	1,460,000	1,649,566
6.0%, 8/15/2008 (b)	1,550,000	1,776,827
6.0%, 8/15/2009 (b)	1,640,000	1,895,561
6.25%, 8/15/2013 (b)	3,400,000	4,056,778
Series A, 6.25%, 1/1/2015 (b)	17,000,000	20,272,330
6.4%, 6/1/2008 (b)	1,350,000	1,564,110
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (b)	2,900,000	2,205,885
Illinois, Pollution Control Revenue, Commonwealth Edison Co. Project, Series D, 6.75%, 3/1/2015 (b)	16,780,000	18,207,307
Illinois, Pollution Control Revenue, Development Finance Authority Pollution Control, 5.85%, 1/15/2014 (b)	5,000,000	5,811,550
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	11,723,654
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	5,700,400
Illinois, Sales & Special Tax Revenue:
6.0%, 6/15/2010	3,500,000	4,120,795
6.25%, 12/15/2011 (b)	3,000,000	3,613,650
6.25%, 12/15/2020 (b)	6,975,000	8,520,451
Series A, 6.5%, 12/15/2007 (b)	4,765,000	5,553,989
Series A, 6.5%, 12/15/2008 (b)	5,255,000	6,237,317
Series P, 6.5%, 6/15/2013	2,100,000	2,524,662
Illinois, Sales & Special Tax Revenue, Development Finance Authority, 7.5%, 11/15/2013	3,750,000	4,039,837
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	5,130,583
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (b)	6,660,000	3,272,724
Illinois, State GO, 5.5%, 5/1/2016 (b)	2,500,000	2,870,900
Illinois, Transportation/Tolls Revenue, Inverse Floater Rites-PA 584, Regional Transportation Authority, 144A, 11.921%, 11/1/2021*	12,900,000	20,185,146
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (b)	2,575,000	2,938,204
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	2,500,000	3,034,600
Kane Cook & Du Page County, School District GO:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	801,341
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	945,945
Series B, Zero Coupon, 1/1/2013 (b)	4,595,000	3,176,018
Kane County, School District GO, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	2,119,084
Lake Cook Kane & McHenry Counties, School District GO, 6.3%, 12/1/2017 (b)	1,885,000	2,324,280
Lake County, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	3,905,261
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	3,763,009
Macon & Decatur Counties, County (GO) Lease, 6.5%, 1/1/2006 (b)	1,500,000	1,648,455
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System:
Zero Coupon, 10/1/2005 (b)	1,865,000	1,813,377
Zero Coupon, 10/1/2007 (b)	1,865,000	1,701,029
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2004 (b)	1,295,000	1,279,667
Zero Coupon, 10/1/2005 (b)	1,295,000	1,257,885
Zero Coupon, 10/1/2006 (b)	1,295,000	1,224,319
Rosemont, IL, Other GO, Tax Increment:
Zero Coupon, 12/1/2004 (b)	6,000,000	5,931,660
Zero Coupon, 12/1/2005 (b)	4,455,000	4,320,682
Zero Coupon, 12/1/2007 (b)	2,655,000	2,411,908
1.0%, 12/1/2005	7,060,000	6,847,141
Skokie, IL, Other GO, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,231,790
St. Charles, IL, Multi Family Housing Revenue, Wessel Court Project, AMT, 7.6%, 4/1/2024	3,425,000	3,425,342
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,980,000	2,042,905
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (b)	3,725,000	3,518,523
Will County, IL, County GO:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	3,071,528
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	1,732,900
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	7,960,853
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	6,420,040
Will County, IL, School District GO, Community Unit School District No.365-U, Series B, Zero Coupon, 11/1/2015 (b)	8,000,000	4,749,760
Winnebago County, School District GO, District No.122 Harlem-Loves:
6.55%, 6/1/2009 (b)	1,675,000	1,995,176
6.55%, 6/1/2010 (b)	1,825,000	2,197,811
		590,443,430
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,604,142
Series B, 6.0%, 1/1/2012 (b)	1,750,000	2,049,863
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,220,441
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (b)	6,000,000	5,688,360
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,791,615
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,131,079
Prerefunded, ETM, 6.0%, 7/1/2004 (b)	850,000	874,302
ETM, 6.0%, 7/1/2004 (b)	455,000	467,544
Prerefunded, ETM, 6.0%, 7/1/2005 (b)	1,535,000	1,646,871
ETM, 6.0%, 7/1/2005 (b)	485,000	518,673
Prerefunded, ETM, 6.0%, 7/1/2006 (b)	1,630,000	1,805,404
ETM, 6.0%, 7/1/2006 (b)	515,000	567,798
Prerefunded, ETM, 6.0%, 7/1/2007 (b)	1,725,000	1,961,342
ETM, 6.0%, 7/1/2007 (b)	545,000	614,019
Prerefunded, ETM, 6.0%, 7/1/2008 (b)	945,000	1,092,269
ETM, 6.0%, 7/1/2008 (b)	300,000	343,242
Prerefunded, ETM, 6.0%, 7/1/2009 (b)	980,000	1,147,610
ETM, 6.0%, 7/1/2009 (b)	310,000	357,625
ETM, 6.0%, 7/1/2010	325,000	375,342
Prerefunded, ETM, 6.0%, 7/1/2011 (b)	1,100,000	1,304,061
ETM, 6.0%, 7/1/2011 (b)	345,000	405,320
Prerefunded, ETM, 6.0%, 7/1/2012 (b)	1,165,000	1,379,465
ETM, 6.0%, 7/1/2012 (b)	370,000	431,390
Prerefunded, ETM, 6.0%, 7/1/2013 (b)	1,230,000	1,461,007
ETM, 6.0%, 7/1/2013 (b)	390,000	456,873
Prerefunded, ETM, 6.0%, 7/1/2014 (b)	1,310,000	1,558,690
ETM, 6.0%, 7/1/2014 (b)	410,000	482,353
Prerefunded, ETM, 6.0%, 7/1/2015 (b)	1,385,000	1,649,106
ETM, 6.0%, 7/1/2015 (b)	440,000	518,060
Prerefunded, ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,748,109
ETM, 6.0%, 7/1/2016 (b)	465,000	546,431
Prerefunded, ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,856,540
ETM, 6.0%, 7/1/2017 (b)	490,000	575,873
Prerefunded, ETM, 6.0%, 7/1/2018 (b)	1,655,000	1,966,471
ETM, 6.0%, 7/1/2018 (b)	520,000	611,021
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	4,037,530
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,302,069
Series A, ETM, 7.25%, 6/1/2015	880,000	1,098,953
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, 5.75%, 6/1/2012 (b)	450,000	522,725
Merrillville, IN, School District (REV) Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,081,760
		70,251,348
Iowa 0.6%
Iowa, Project Revenue:
5.5%, 2/15/2015 (b)	10,530,000	12,104,762
5.5%, 2/15/2016 (b)	6,645,000	7,631,450
5.5%, 2/15/2020 (b)	8,000,000	9,147,360
		28,883,572
Kansas 0.9%
Johnson County, School District GO, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,154,605
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,295,000
Series II, 5.5%, 11/1/2015	1,000,000	1,153,970
Series II, 5.5%, 11/1/2017	1,000,000	1,150,260
Kansas, Transportation/Tolls Revenue, Development Financing Authority, Series A, 5.75%, 9/1/2013	8,235,000	9,478,979
Kansas City, KS, Electric Revenue, Utility Systems Revenue:
Zero Coupon, 9/1/2004 (b)	2,640,000	2,618,062
Zero Coupon, 9/1/2006 (b)	1,375,000	1,303,555
Kansas City, KS, Utility Systems Revenue:
ETM, Zero Coupon, 9/1/2004 (b)	3,575,000	3,545,399
ETM, Zero Coupon, 9/1/2005 (b)	5,300,000	5,168,242
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032	12,000,000	12,065,400
Saline County, School District GO, 5.5%, 9/1/2017 (b)	3,240,000	3,641,404
		44,574,876
Kentucky 1.9%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (b)	13,670,000	14,226,232
Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (b)	8,245,000	8,592,362
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014 (b)	5,130,000	5,359,926
Series C, Step-up Coupon, 0% to 10/1/2005, 5.85% to 10/1/2015 (b)	5,235,000	5,409,483
Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (b)	6,500,000	6,676,020
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,819,621
5.5%, 8/1/2018 (b)	5,000,000	5,762,850
5.5%, 8/1/2019 (b)	6,870,000	7,900,431
5.5%, 8/1/2020 (b)	4,320,000	4,962,946
Kentucky, Public Housing Revenue, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (b)	5,000,000	5,558,400
Kentucky, State (REV) Lease, Property and Buildings Project No. 68, 5.75%, 10/1/2015	5,375,000	6,097,884
Kentucky, State Agency (REV) Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,888,987
5.5%, 8/1/2015	4,000,000	4,601,480
		87,856,622
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (b)	2,335,000	2,686,324
5.75%, 12/1/2016 (b)	2,465,000	2,825,728
5.75%, 12/1/2017 (b)	2,610,000	2,981,272
5.75%, 12/1/2018 (b)	2,760,000	3,134,615
Louisiana, Offshore Term Authority, Deepwater Port Revenue, Loop LLC Project, Series A, 1.1%, 9/1/2014**	2,000,000	2,000,000
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,145,130
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,151,060
New Orleans, LA, Other GO, Zero Coupon, 9/1/2005 (b)	2,500,000	2,435,725
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014 (b)	1,460,000	1,629,623
		19,989,477
Maine 0.1%
Maine, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Series B, Prerefunded, 7.1%, 7/1/2014 (b)	55,000	58,047
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (b)	4,350,000	4,927,158
		4,985,205
Maryland 1.0%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,659,178
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,402,280
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031 (c)	37,000,000	32,448,630
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (b)	4,940,000	5,065,180
7.2%, 1/1/2007 (b)	3,390,000	3,476,004
		49,051,272
Massachusetts 5.2%
Massachusetts, Airport Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2017 (b)	4,000,000	4,267,200
Massachusetts, Airport Revenue, Port Authority, Series B, 5.5%, 7/1/2012 (b)	3,025,000	3,346,043
Massachusetts, Higher Education Revenue, 5.5%, 7/1/2022	9,000,000	10,291,230
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (b)	1,105,000	1,240,561
Series 2, 5.5%, 11/1/2018 (b)	1,400,000	1,567,356
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	7,242,455
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series I-1, 5.2%, 1/1/2028	10,500,000	11,467,785
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority:
Series B, 1.3%, 7/1/2010**	600,000	600,000
Series F, 6.25%, 7/1/2012 (b)	1,000,000	1,182,860
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	5,000,000	4,595,800
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,435,000	2,198,133
Massachusetts, Port Authority Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018 (b)	5,000,000	5,309,650
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	19,706,910
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,489,840
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Inverse Floater, Series 563, 144A, 9.9%, 1/1/2016* (b)	3,375,000	4,214,329
Massachusetts, Sales & Special Tax Revenue, Federal Highway, Series A, Zero Coupon, 12/15/2014	27,680,000	17,412,658
Massachusetts, State GO, Central Artery Project, Series B, 1.11%, 12/1/2030**	100,000	100,000
Massachusetts, State GO, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	5,160,146
Massachusetts, State GO, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (b)	4,000,000	4,608,280
Series D, 5.5%, 11/1/2019 (b) (c)	7,500,000	8,628,375
Series D, 5.5%, 11/1/2020 (b)	2,000,000	2,292,920
Massachusetts, State GO, Inverse Floater, Rites-PA 793, 144A, 10.163%, 10/1/2008*	6,095,000	8,104,826
Massachusetts, State GO, Transportation Authority:
Series A, 5.875%, 3/1/2015	10,075,000	11,858,376
Series B, 6.2%, 3/1/2016	17,450,000	21,160,743
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	5,253,800
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (b)	34,315,000	39,288,959
Series J, 5.5%, 8/1/2021 (b)	5,685,000	6,481,298
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	11,895,800
Series A, 6.5%, 7/15/2009	2,625,000	3,141,338
Series A, 6.5%, 7/15/2019	13,710,000	16,966,673
Massachusetts, Water Resource Authority, Series C, 1.05%, 8/1/2020**	460,000	460,000
Massachusetts, Water Resources Authority, Multi-Modal Reference, Series D, 1.08%, 8/1/2017**	100,000	100,000
		243,634,344
Michigan 2.4%
Detroit, MI, Core City GO:
Series B, 6.0%, 4/1/2016 (b)	2,865,000	3,320,363
Series B, 6.25%, 4/1/2010	3,410,000	3,556,562
Detroit, MI, School District GO:
Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,128,880
Series A, 5.5%, 5/1/2015 (b)	6,675,000	7,488,883
Series A, 5.5%, 5/1/2017 (b)	3,295,000	3,664,139
Detroit, MI, State GO:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	3,068,071
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	3,309,330
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	5,283,050
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (b)	2,955,000	3,361,313
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (b)	11,000,000	12,249,710
Michigan, Hospital & Healthcare Revenue, Finance Authority:
Series A, 6.0%, 11/15/2013 (b)	10,000,000	11,937,400
Series A, 6.25%, 11/15/2014 (b)	10,000,000	12,074,600
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	1,590,000	1,652,408
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2016 (b)	9,545,000	10,756,070
Series A, 5.5%, 11/1/2017	7,000,000	8,084,090
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2014 (b)	4,055,000	4,570,066
Michigan, Sports, Expo & Entertainment Revenue, State Strategic Fund Revenue Obligation, Detroit Symphony, Series B, 1.1%, 6/1/2031**	700,000	700,000
Michigan, State Agency (GO) Lease, Building Authority, Inverse Floater, Series B, 144A, 9.619%, 4/15/2009*	2,500,000	3,131,975
Michigan, State Agency (GO) Lease, Inverse Floater, Rites-PA 889R, Series A, 144A, 9.619%, 4/15/2009*	4,155,000	5,205,342
Michigan, State GO, 5.5%, 12/1/2015	5,875,000	6,846,255
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	2,265,000	2,499,110
		113,887,617
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge, 5.9%, 3/1/2019	1,335,000	1,351,100
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,816,849
Series A, 5.75%, 7/1/2018	6,760,000	7,955,033
		13,122,982
Mississippi 0.2%
Jones County, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,380,129
Mississippi, State GO, 5.5%, 12/1/2015	6,000,000	6,954,120
		8,334,249
Missouri 2.2%
Missouri, Hospital & Healthcare Revenue:
Series AA, 6.35%, 6/1/2008 (b)	8,125,000	9,460,262
Series AA, 6.4%, 6/1/2009 (b)	8,640,000	10,247,040
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	13,202,226
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,345,518
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,255,320
Series A, 5.625%, 2/1/2016	3,125,000	3,523,938
Missouri, Water & Sewer Revenue, Clarence Cannon Wholesale, 6.0%, 5/15/2020	10,000,000	10,113,100
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016	3,585,000	4,108,983
Series C, 5.375%, 7/1/2017	4,305,000	4,928,149
Series C, 5.375%, 7/1/2018	3,250,000	3,711,175
Series B, 5.5%, 7/1/2014	3,000,000	3,465,270
Series B, 5.5%, 7/1/2015	3,500,000	4,051,775
Series B, 5.5%, 7/1/2016	5,065,000	5,856,862
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (b)	6,000,000	6,773,820
St. Louis, MO, County GO, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	3,935,183
St. Louis, MO, Industrial Development Revenue, Convention Center, AMT, Series A, 6.875%, 12/15/2020	2,500,000	2,436,100
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	5,000,000	4,958,500
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	5,745,000	6,953,403
St. Louis, MO, State (GO) Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,540,370
		105,866,994
Montana 0.2%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 1.0%, 1/1/2018**	1,300,000	1,300,000
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (b)	5,000,000	5,817,300
		7,117,300
Nebraska 0.3%
Omaha, NE, Core City GO, Series A, 6.5%, 12/1/2018	1,000,000	1,261,210
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,653,489
Omaha, NE, School District GO:
Series A, 6.5%, 12/1/2015	1,480,000	1,850,207
Series A, 6.5%, 12/1/2016	1,000,000	1,254,530
Series A, 6.5%, 12/1/2017	4,000,000	5,037,400
Scotts Bluff County, Hospital & Healthcare Revenue, 6.45%, 12/15/2004	450,000	456,134
		15,512,970
Nevada 0.9%
Clark County, Airport Revenue, Airport Jet Aviation Fuel:
Series C, 5.375%, 7/1/2018 (b)	1,500,000	1,590,945
Series C, 5.375%, 7/1/2019 (b)	1,100,000	1,159,708
Series C, 5.375%, 7/1/2020 (b)	1,100,000	1,151,821
Clark County, School District GO, Series B, Zero Coupon, 3/1/2005	8,070,000	7,937,571
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	14,103,300
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (b)	5,000,000	3,430,800
7.375%, 1/1/2040	15,000,000	14,793,600
		44,167,745
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,549,050
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,064,120
		6,613,170
New Jersey 6.6%
Atlantic City, NJ, School District GO, Board of Education, 6.1%, 12/1/2014 (b)	4,500,000	5,485,230
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water NJ, Inc. Project, Series B, 1.1%, 11/1/2025**	1,250,000	1,250,000
New Jersey, Highway Authority Revenue, Garden State Parkway:
ETM, 6.5%, 1/1/2011	3,326,000	3,813,658
Series 247, 144A, 9.625%, 1/1/2013	14,935,000	19,369,052
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	999,990
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp, 5.75%, 6/1/2032	18,000,000	16,333,740
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes:
5.5%, 7/1/2019	4,000,000	3,887,680
5.75%, 7/1/2029	7,500,000	7,101,375
New Jersey, Special Assessment Revenue:
6.25%, 6/1/2043	28,000,000	25,146,520
6.75%, 6/1/2039	35,480,000	34,255,230
New Jersey, State (REV) Lease, Transportation Trust Fund Authority, Inverse Floater, Rites-PA 785, 144A, 10.639%, 9/15/2015* (b)	5,190,000	7,150,419
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	4,129,488
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Inverse Floater, Residual Certificates, Series 224, 144A, 10.13%, 6/15/2016*	11,000,000	14,619,000
New Jersey, State GO:
5.25%, 7/1/2016	5,000,000	5,637,150
Series H, 5.25%, 7/1/2017	14,665,000	16,514,550
New Jersey, Transportation Trust Fund Authority, Transportation System, Series C, 5.5%, 6/15/2023	15,000,000	16,305,150
New Jersey, Transportation/Tolls Revenue:
144A, 5.5%, 12/15/2015 (b)	5,000,000	5,770,900
144A, 5.75%, 6/15/2017	8,000,000	9,347,840
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, 5.875%, 5/1/2014 (b)	5,000,000	5,819,300
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (b)	11,000,000	12,909,050
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Inverse Floater Rites-PA 613, 144A, 10.119%, 1/1/2011* (b)	21,170,000	30,993,727
Inverse Floater Rites-PA 614, 144A, 10.119%, 1/1/2016* (b)	3,830,000	5,607,273
New Jersey, Turnpike Authority, Turnpike Revenue:
Series C, Prerefunded, 6.5%, 1/1/2016 (b)	38,720,000	47,479,238
Series C, 6.5%, 1/1/2016 (b)	10,750,000	13,244,430
		313,169,990
New Mexico 0.5%
Albuquerque, NM, Hospital and Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	3,385,000	4,300,981
Farmington, NM, Pollution Control Revenue, Public Service Co., Series B, 1.1%, 9/1/2024**	6,300,000	6,300,000
Los Alamos County, Electric Revenue, Utility Systems, Series A, 6.1%, 7/1/2010 (b)	4,400,000	4,612,960
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, 6.8%, 3/1/2031 (b)	6,645,000	7,478,416
		22,692,357
New York 6.5%
Long Island, NY, Power Authority, 1.08%, 5/1/2033**	600,000	600,000
Monroe County, Airport Revenue:
Inverse Floater, Rites-PA 585A, 144A, 10.064%, 1/1/2014*	2,005,000	2,552,485
Inverse Floater, Rites-PA 585B, 144A, 10.062%, 7/1/2011*	2,515,000	3,207,631
Inverse Floater, Rites-PA 585C, 144A, 10.312%, 7/1/2012*	1,915,000	2,473,146
Nassau County, Sales & Special Tax Revenue, Interim Finance Authority:
Series A, 5.75%, 11/15/2015	3,060,000	3,470,071
Series A, 5.75%, 11/15/2016 (b)	4,250,000	4,847,677
New York, Core City GO, 5.875%, 2/15/2019	13,540,000	14,665,445
New York, Electric Revenue, Zero Coupon, 6/1/2009 (b)	2,050,000	1,765,091
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,617,700
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (b)	11,860,000	13,301,701
Series F, 5.375%, 7/1/2007	1,535,000	1,698,186
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	521,093
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (b)	5,075,000	5,909,025
Series B, 6.0%, 7/1/2014	7,000,000	8,389,780
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2018	5,000,000	5,534,100
New York, School District GO, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,689,975
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,181,320
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, 5.75%, 7/1/2013 (b)	6,775,000	7,865,640
New York, Series J, Prerefunded, 5.875%, 2/15/2019	2,520,000	2,796,293
New York, State (GO) Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,331,697
New York, State Agency (GO) Lease, Dormitory Authority, City University:
5.25%, 5/15/2017 (b)	3,500,000	4,025,840
Series D, 7.0%, 7/1/2009 (b)	4,000,000	4,528,960
Series C, 7.5%, 7/1/2010 (b)	5,750,000	6,936,397
New York, State Agency (GO) Lease, Metropolitan Transportation Authority, Series A, 6.0%, 4/1/2020 (b)	5,000,000	5,987,500
New York, State Agency (GO) Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (b)	4,500,000	5,417,910
New York, State Agency (GO) Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,131,540
New York, State GO, Dorm Authority, Inverse Floater, 144A, 42.26%, 11/15/2023*	1,000,000	1,964,350
New York, State GO, Tobacco Settlement Financing Corp.:
Series A-1, 5.5%, 6/1/2019	6,850,000	7,317,786
Series R 232, 144A, 9.86%, 6/1/2022	6,300,000	7,009,506
New York, Transportation/Tolls Revenue, Inverse Floater, Securities Trust Certificates, 144A, 9.688%, 11/15/2017* (b)	7,500,000	9,367,050
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (b)	1,530,000	1,723,928
5.5%, 11/15/2018 (b)	5,000,000	5,590,200
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Building, 5.625%, 4/1/2012 (b)	5,470,000	6,363,032
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (b)	3,750,000	4,150,838
Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,612,900
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 5.5%, 1/1/2017	5,050,000	5,808,157
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,764,106
New York and New Jersey, Port Authority Revenue:
6.0%, 7/1/2013	6,555,000	7,269,101
6.0%, 7/1/2015	2,500,000	2,768,975
Inverse Floater, AMT, Series II, 144A, 10.26%, 10/15/2007* (b)	6,160,000	7,731,293
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	1,400,000	1,463,672
New York City, NY, Sales & Special Tax Revenue, Transitional Finance Authority, Series F, 1.08%, 11/1/2022**	1,500,000	1,500,000
New York, NY:
1.03%, 8/15/2017**	200,000	200,000
Series E, ETM, 7.0%, 12/1/2007 (b)	1,385,000	1,387,008
New York, NY, Core City GO:
Series G, Zero Coupon, 8/1/2009 (b)	4,995,000	4,252,743
Series F, 5.25%, 8/1/2016	5,000,000	5,315,350
Series C, 5.375%, 11/15/2017 (b)	5,000,000	5,312,200
Series A, 5.75%, 8/1/2016	6,350,000	7,041,960
Series E, 6.5%, 2/15/2005	7,000,000	7,407,890
Series A, 6.5%, 5/15/2012	7,000,000	8,094,100
Series G, 6.75%, 2/1/2009	2,000,000	2,347,280
New York, NY, Metropolitan Transportation Authority, Series C, Prerefunded, 5.125%, 7/1/2013 (b)	3,470,000	3,926,444
New York, NY, Sports, Expo & Entertainment Revenue, Industrial Development Agency, USTA National Tennis Center:
6.5%, 11/15/2010 (b)	3,485,000	3,725,360
6.6%, 11/15/2011 (b)	3,000,000	3,208,770
New York, NY, State GO, Series A, 5.25%, 3/15/2015	2,500,000	2,747,150
New York, NY, Transitional Finance Authority, 1.1%, 11/1/2022**	4,100,000	4,100,000
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	27,306,500
Suffolk County, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (b)	8,000,000	8,992,800
		308,216,652
North Carolina 1.2%
Charlotte, NC, Core City GO, 5.5%, 8/1/2018	4,165,000	4,670,673
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,508,402
5.5%, 6/1/2017	3,255,000	3,641,433
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,294,200
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (b)	8,235,000	9,673,078
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	10,415,925
Series B, 6.0%, 1/1/2022 (b) (c)	18,775,000	22,221,714
		58,425,425
Ohio 2.9%
Akron, OH, Higher Education Revenue, 5.75%, 1/1/2013 (b)	2,365,000	2,705,773
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,191,050
Akron, OH, Water & Sewer Revenue, 5.9%, 12/1/2011 (b)	385,000	433,194
Avon, OH, School District GO, 6.5%, 12/1/2015 (b)	940,000	1,175,132
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (b)	500,000	566,330
Beavercreek, OH, School District GO, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,878,975
Big Walnut, OH, School District GO, Local School District, 1.0%, 12/1/2012 (b)	420,000	295,978
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,468,186
Series A, 5.75%, 6/1/2015 (b)	2,000,000	2,276,880
Series A, 5.75%, 6/1/2016 (b)	1,500,000	1,700,295
Cincinnati, OH, Water & Sewer Revenue:
5.5%, 12/1/2014	1,500,000	1,681,860
5.5%, 12/1/2017	1,000,000	1,121,240
Cleveland, OH, Core City (REV) Lease, Parking Facility Revenue, 6.0%, 9/15/2009 (b)	1,385,000	1,628,926
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,250,025
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,019,100
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (b)	2,000,000	2,209,520
Cleveland-Cuyahoga County, Port Authority Revenue, 6.0%, 3/1/2007	2,060,000	2,247,954
Crawford County, Prerefunded, 6.75%, 12/1/2019 (b)	700,000	753,585
Cuyahoga County, County (GO), 5.65%, 5/15/2018	500,000	581,715
Cuyahoga County, County (GO) Lease, 5.0%, 12/1/2020	1,000,000	1,050,480
Cuyahoga County, Hospital and Healthcare Revenue, Prerefunded, 6.25%, 8/15/2014	8,000,000	8,823,920
Cuyahoga County, Multi Family Housing Revenue, 6.5%, 10/20/2020 (b)	1,000,000	1,044,200
Dublin, OH, School District GO, Zero Coupon, 12/1/2011 (b)	1,095,000	822,203
Fayette County, School District GO, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	105,000	117,884
Finneytown, OH, Other GO, Local School District, 6.2%, 12/1/2017 (b)	320,000	392,499
Franklin County, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	524,250
5.5%, 7/1/2017	1,000,000	987,240
Franklin County, School District GO, 6.5%, 12/1/2013	500,000	613,155
Green Springs, OH, Senior Care Revenue, Hospital and Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,635,000	3,496,783
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,309,344
Hamilton County, Sales & Special Tax Revenue:
Series B, 5.75%, 12/1/2014 (b)	2,000,000	2,282,860
Series B, 5.75%, 12/1/2015 (b)	4,240,000	4,839,663
Hilliard, OH, School District GO, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,174,769
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	715,399
Lakeview, OH, Local School District, Prerefunded, 6.9%, 12/1/2014 (b)	700,000	754,635
Liberty Benton, OH, School District GO, Zero Coupon, 12/1/2014 (b)	570,000	362,075
Liberty, OH, School District GO, Zero Coupon, 12/1/2012 (b)	255,000	180,879
Lorain County, Hospital & Healthcare Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	1,000,000	1,024,710
Lorain County, Lakeland Community Hospital Inc., ETM, 6.5%, 11/15/2012	865,000	887,369
Lucas County, Flower Hospital, Prerefunded, 6.125%, 12/1/2013	1,375,000	1,451,588
Lucas County, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,110,240
Series A, 6.75%, 7/1/2020	2,000,000	2,078,380
Marion County, Senior Care Revenue, Healthcare Facilities, Church Homes Project:
6.3%, 11/15/2015	3,600,000	3,647,556
6.375%, 11/15/2010	2,844,000	2,903,212
Miami County, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,050,010
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023 (b)	380,000	394,474
North Olmstead, OH, Other GO, 6.2%, 12/1/2011 (b)	2,000,000	2,368,000
Ohio, Building Authority, Juvenile Correctional Facility, Series A, Prerefunded, 6.6%, 10/1/2014 (b)	200,000	213,150
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,733,177
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,201,340
Series B, 6.5%, 10/1/2020	2,250,000	2,837,160
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,167,370
Series A, 6.0%, 12/1/2017	1,060,000	1,237,412
Ohio, Higher Education Revenue, University of Dayton, 6.6%, 12/1/2017 (b)	430,000	438,794
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	402,080
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (b)	1,250,000	1,425,537
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (b)	240,000	275,453
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, 1/15/2013, Zero Coupon, 1/15/2015 (b)	4,360,000	2,468,676
Prerefunded, 7/15/2013, Zero Coupon, 1/15/2015 (b)	3,515,000	2,048,436
Ohio, School District GO, 6.0%, 12/1/2019	475,000	572,988
Ohio, State (GO) Lease, Higher Education Revenue, Series B, 5.625%, 5/1/2015	1,000,000	1,161,340
Ohio, State Agency (REV) Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (b)	4,370,000	4,913,584
Series A, 5.5%, 10/1/2016 (b)	3,790,000	4,260,339
Series A, 5.5%, 10/1/2018 (b)	3,695,000	4,126,872
Ohio, State Agency (REV) Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	4,100,549
Ohio, State GO, 6.0%, 8/1/2010	1,000,000	1,183,720
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (b)	6,925,000	7,955,717
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%, 9/1/2020	4,150,000	3,868,671
Olentangy, OH, School District GO, Series A, 5.85%, 12/1/2007	400,000	426,812
Olmsted Falls, OH, City School District, Prerefunded, 6.85%, 12/15/2011 (b)	250,000	269,840
Sandusky County, County GO, 6.2%, 12/1/2013 (b)	500,000	535,520
South Euclid Lyndhurst, OH, School District GO, 6.4%, 12/1/2018 (b)	535,000	613,217
Springboro, OH, School District GO, Community City School District, 6.0%, 12/1/2011 (b)	500,000	585,345
Summit County Prerefunded, 6.4%, 12/1/2014 (b)	1,000,000	1,072,730
Toledo, OH, Other GO, Macys Project, Series A, 6.35%, 12/1/2025 (b)	1,000,000	1,157,820
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017 (b)	1,000,000	1,046,190
Trumbull County, County GO, 6.2%, 12/1/2014 (b)	500,000	534,280
Tuscarawas Valley, OH, School District GO, 6.6%, 12/1/2015 (b)	365,000	410,534
Wayne, OH, School District GO:
6.45%, 12/1/2011 (b)	155,000	189,909
6.6%, 12/1/2016 (b)	200,000	252,362
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,763,246
Wooster, OH, School District GO, 1.0%, 12/1/2013 (b)	930,000	626,392
		134,670,057
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	1,860,000	1,971,451
6.0%, 8/15/2014	2,695,000	2,705,214
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	27,873,025
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority:
Zero Coupon, 12/1/2004 (b)	5,430,000	5,368,153
Zero Coupon, 12/1/2006 (b)	6,430,000	6,070,820
		43,988,663
Oregon 0.4%
Chemeketa, OR, School District GO, 5.5%, 6/1/2015 (b)	2,600,000	3,002,376
Oregon, State (GO) Lease, Administrative Services, Series B, 5.375%, 5/1/2015 (b)	7,550,000	8,398,922
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,636,804
5.75%, 11/15/2016	3,140,000	3,581,578
		16,619,680
Pennsylvania 3.6%
Allegheny County, Airport Revenue:
Inverse Floater, Rites-PA 567A, 144A, 9.952%, 1/1/2010*	3,000,000	3,663,390
Inverse Floater, Rites-PA 567B, 144A, 9.952%, 1/1/2011*	1,500,000	1,843,800
Inverse Floater, Rites-PA 567C, 144A, 9.96%, 1/1/2013*	3,160,000	3,896,249
Inverse Floater, Rites-PA 567D, 144A, 9.952%, 1/1/2014*	5,250,000	6,453,615
Allegheny County, Airport Revenue, Pittsburgh International, Series A, 5.75%, 1/1/2013 (b)	3,080,000	3,438,789
Allegheny County, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,238,600
5.5%, 3/1/2016 (b)	1,000,000	1,119,300
5.5%, 3/1/2017 (b)	1,000,000	1,118,350
Berks County, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital and Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,155,450
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	305,000	333,270
Delaware County, Hospital and Healthcare Revenue, Series B, Prerefunded, 6.0%, 11/15/2007	750,000	795,765
Delaware County, Senior Care Revenue, Hospital and Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,023,290
Delaware Valley, PA, Core City GO, Regional Financial Authority, Inverse Floater, Rites-PA 1028, 144A, 10.12%, 1/1/2014*	12,500,000	16,467,000
Erie County, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,063,650
Exter Township, PA, School District GO, Zero Coupon, 5/15/2017 (b)	3,700,000	2,021,643
Indiana County, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,146,610
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,069,190
Mckean County, Hospital & Healthcare Revenue, Bradford Hospital Project, 5.95%, 10/1/2008 (b)	2,800,000	2,923,228
Montgomery County, Senior Care Revenue, Industrial Development Authority, Retirement-Life Communities, 5.25%, 11/15/2028 (b)	3,500,000	3,352,125
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	982,397
Pennsylvania, Core City GO, Regional Finance Authority Local Government,, 5.75%, 7/1/2032	28,000,000	32,208,400
Pennsylvania, Higher Education Revenue, Higher Education Facilities Authority, Carnegie Mellon University, Series D, 1.1%, 11/1/2030**	200,000	200,000
Pennsylvania, Higher Education Revenue, Ursinus College:
5.85%, 1/1/2017	1,475,000	1,678,137
5.9%, 1/1/2027	3,400,000	3,873,314
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,687,622
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, 6.0%, 9/1/2019	2,200,000	2,626,404
Series A, 6.7%, 9/1/2014	3,750,000	3,958,388
Series A, 6.75%, 9/1/2019	8,775,000	9,258,941
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
Inverse Floater, 144A, 9.1%, 6/15/2014* (b)	2,500,000	2,998,450
Inverse Floater, 144A, 9.1%, 6/15/2015* (b)	2,250,000	2,698,605
Inverse Floater, 144A, 9.12%, 6/15/2013* (b)	2,225,000	2,705,956
Pennsylvania, State Agency (REV) Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (b)	4,875,000	5,580,266
Pennsylvania, State GO:
6.25%, 7/1/2010	1,000,000	1,193,700
Inverse Floater, 144A, 18.62%, 5/1/2019* (b)	5,000,000	7,119,600
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,137,420
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,243,988
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,977,605
Philadelphia, PA, Core City (GO) Lease, Municipal Authority, Series D, 6.25%, 7/15/2013	2,500,000	2,556,200
Philadelphia, PA, Core City (REV) Lease, Municipal Authority, Series D, 6.3%, 7/15/2017	2,300,000	2,351,750
Philadelphia, PA, Industrial Development Revenue, Industrial Development Authority, Series A, 6.5%, 10/1/2027	1,000,000	972,200
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,195,420
Pittsburgh, PA, Core City GO, Series A, 5.5%, 9/1/2014 (b)	1,500,000	1,699,410
Pittsburgh, PA, Water and Sewer System, ETM, 7.25%, 9/1/2014 (b)	150,000	187,854
Westmoreland County, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	7,300,000	8,341,272
Westmoreland County, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	3,361,521
		168,918,134
Puerto Rico 0.9%
Puerto Rico, Electric Revenue:
5.375%, 7/1/2018 (b)	8,710,000	9,935,584
Series S, 6.125%, 7/1/2009 (b)	2,000,000	2,365,780
Puerto Rico, Sales & Special Tax Revenue:
Inverse Floater Rites PA 994RC, 144A, 9.678%, 7/1/2007* (b)	3,000,000	3,894,030
Inverse Floater Rites PA 944RA, 144A, 9.678%, 7/1/2015* (b)	3,720,000	4,906,271
Inverse Floater Rites PA 993R, 144A, 9.681%, 7/1/2019*	11,325,000	14,936,429
Inverse Floater Rites PA 620A, 144A, 10.659%, 7/1/2013*	2,500,000	3,508,575
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority, 5.5%, 7/1/2013 (b)	1,000,000	1,162,170
Puerto Rico, State Agency (GO) Lease, Municipal Finance Agency, Series A, 6.0%, 7/1/2014 (b)	250,000	260,998
Puerto Rico, State GO, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,219,650
		42,189,487
Rhode Island 1.1%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2010 (b)	6,200,000	7,282,520
Series B, ETM, 5.8%, 8/1/2011 (b)	1,025,000	1,209,777
Series B, ETM, 5.8%, 8/1/2012 (b)	2,500,000	2,946,550
Series B, ETM, 5.8%, 8/1/2013 (b)	7,340,000	8,681,311
Rhode Island, Project Revenue, Convention Center Authority:
Series B, 5.0%, 5/15/2010 (b)	5,000,000	5,599,750
Series B, 5.25%, 5/15/2015 (b)	22,000,000	24,756,600
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (b)	2,000,000	2,279,180
		52,755,688
South Carolina 0.8%
Charleston County, County (GO) Lease:
Series B, 6.875%, 6/1/2014 (b)	240,000	251,640
Series B, 7.0%, 6/1/2019 (b)	115,000	120,668
Lexington County, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,634,648
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (b)	2,190,000	2,520,405
5.5%, 1/1/2012 (b)	2,810,000	3,182,859
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	535,299
South Carolina, Electric Revenue, Municipal Power Agency, 6.75%, 1/1/2019 (b)	3,525,000	4,429,092
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030	7,740,000	8,422,513
Series A, 7.375%, 12/15/2021	4,500,000	5,738,625
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (b)	5,300,000	5,937,802
		35,773,551
Tennessee 1.0%
Clarksville, TN, Core City GO, Public Building Authority, 1.11%, 1/1/2033**	5,100,000	5,100,000
Clarksville, TN, Public Building Authority Revenue, 1.11%, 7/1/2031**	200,000	200,000
Knox County, Hospital & Healthcare Revenue, Inverse Floater, Rites-PA 750, 10.119%, 1/1/2012* (b)	8,940,000	11,542,792
Knox County, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	17,600,983
5.75%, 1/1/2014 (b)	2,000,000	2,298,060
6.25%, 1/1/2013 (b)	4,000,000	4,708,560
7.25%, 1/1/2009 (b)	3,750,000	4,526,737
Memphis, TN, Electric System Revenue, Series A, 5.0%, 12/1/2018	22,700,000	24,243,827
Shelby County, County GO, Zero Coupon, 8/1/2014	4,965,000	3,179,139
		73,400,098
Texas 8.9%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,162,055
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,780,000	18,350,085
Austin, TX, School District GO, Independent School District, 5.0%, 8/1/2015 (b)	2,000,000	2,211,580
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	9,513,889
Boerne, TX, School District (GO) Lease, Independent School District:
Zero Coupon, 2/1/2014 (b)	2,785,000	1,808,245
Zero Coupon, 2/1/2016 (b)	3,285,000	1,895,018
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (b)	4,085,000	4,870,791
Cedar Hill, TX, School District GO:
Zero Coupon, 8/15/2009 (b)	1,500,000	1,232,025
Zero Coupon, 8/15/2010 (b)	3,130,000	2,415,014
Cypress and Fairbanks, TX, School District (GO) Lease, Cypress-Fairbaks Texas Independent School District, Series A, Zero Coupon, 2/15/2014 (b)	6,000,000	3,904,860
Cypress and Fairbanks, TX, School District GO, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,166,277
Series A, Zero Coupon, 2/15/2013	8,840,000	6,080,948
Dallas Fort-Worth, TX, Airport Revenue, 5.75%, 11/1/2013 (b)	4,285,000	4,750,565
Dallas, TX, Airport Revenue, International Airport, Series 350, 144A, 9.615%, 5/1/2011** (b)	17,875,000	20,449,537
Dallas, TX, Core City GO, Inverse Floater:
Series PA-1136, 144A, 9.05%, 2/15/2018*	3,915,000	4,615,354
Series PA-1136, 144A, 9.05%, 2/15/2020*	5,125,000	5,903,129
Dallas, TX, Core City GO, Inverse Floater, Rite-PA 1136, 9.05%, 2/15/2019* (b)	4,110,000	4,792,712
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	2,110,000	573,709
Dallas-Fort Worth, TX, Airport Revenue:
Series A, 7.375%, 11/1/2008 (b)	4,500,000	4,705,695
Series A, 7.375%, 11/1/2009 (b)	4,500,000	4,705,695
Series A, 7.375%, 11/1/2010 (b)	3,500,000	3,659,985
Series A, 7.8%, 11/1/2005 (b)	2,000,000	2,092,480
Series A, 7.8%, 11/1/2006 (b)	2,025,000	2,117,786
Series A, 7.8%, 11/1/2007 (b)	2,390,000	2,499,820
Galveston County, County GO, 5.5%, 2/1/2014 (b)	1,675,000	1,865,615
Galveston County, County GO, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (b)	2,235,000	2,489,343
Georgetown, TX, Higher Education Revenue, Southwestern University Project, 6.25%, 2/15/2009	840,000	848,904
Grapevine-Colleyville, TX, School District GO, Zero Coupon, 8/15/2010	2,160,000	1,715,774
Harris County, County GO:
Series A, Zero Coupon, 8/15/2005 (b)	4,025,000	3,923,610
Zero Coupon, 10/1/2017 (b)	3,910,000	2,066,631
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.1%, 12/1/2032**	1,100,000	1,100,000
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Children's Hospital, Series B-1, 1.12%, 10/1/2029 (b)**	1,400,000	1,400,000
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project:
6.25%, 5/15/2009 (b)	2,965,000	3,450,667
6.25%, 5/15/2010 (b)	3,000,000	3,500,310
Harris County, School District GO, Series A, Zero Coupon, 8/15/2004 (b)	2,050,000	2,034,051
Harris County, Transportation/Tolls Revenue:
Series A, Zero Coupon, 8/15/2004 (b)	4,050,000	4,018,491
6.0%, 8/1/2010 (b)	18,415,000	21,724,912
Hidalgo County, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	2,831,213
Houston, TX, Airport Revenue:
AMT, Series A, 5.875%, 7/1/2013 (b)	6,000,000	6,758,460
AMT, Series A, 5.875%, 7/1/2015 (b)	9,505,000	10,677,537
AMT, Series A, 6.0%, 7/1/2014 (b)	5,030,000	5,723,687
Houston, TX, Airport Revenue, Continental Airlines Project, Series C, AMT, 5.7%, 7/15/2029	2,000,000	1,489,740
Houston, TX, Airport Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	3,100,000	2,744,368
Houston, TX, School District GO, Series A, Zero Coupon, 2/15/2015	26,000,000	15,129,660
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2005 (b)	15,000,000	14,547,750
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	12,253,562
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	3,942,900
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	3,055,745
Series A, 5.5%, 12/1/2016 (b)	10,000,000	11,232,500
5.75%, 12/1/2015 (b)	5,000,000	5,770,850
Series B, 5.75%, 12/1/2016 (b)	4,500,000	5,191,200
Laredo, TX, School District GO, Independent School District, Prerefunded, 6.0%, 8/1/2011	2,465,000	2,902,316
Lower Neches Valley, TX, Industrial Development Corp., Exempt Facilities Revenue, ExxonMobile Project, Series B, 1.15%, 11/1/2029**	2,200,000	2,200,000
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (b)	2,415,000	2,748,777
Series B, ETM, 5.625%, 12/1/2008 (b)	4,400,000	5,075,972
Series B, ETM, 5.625%, 12/1/2009 (b)	4,640,000	5,406,250
Montgomery County:
Prerefunded, Zero Coupon, 9/1/2004 (b)	795,000	788,417
Prerefunded, Zero Coupon, 9/1/2005 (b)	685,000	667,971
Montgomery County, County (GO) Lease, Zero Coupon, 9/1/2004 (b)	2,680,000	2,657,729
Montgomery County, County GO, Zero Coupon, 9/1/2005 (b)	2,790,000	2,717,321
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (b)	2,180,000	2,513,496
Northside, TX, School District GO, 5.5%, 2/15/2014	2,685,000	2,991,976
Tarrant County, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
6.0%, 5/15/2011 (b)	4,615,000	5,311,773
6.0%, 5/15/2021 (b)	6,235,000	7,287,218
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (b)	90,000	48,334
Zero Coupon, 9/1/2017 (b)	5,910,000	3,136,555
Texas, Electric Revenue, Municipal Power Agency:
Zero Coupon, 9/1/2016 (b)	18,390,000	10,387,040
6.1%, 9/1/2007 (b)	9,250,000	10,555,175
Texas, Gulf Coast Waste Disposal Authority Environmental Facilities, AMT, 1.15%, 6/1/2030**	900,000	900,000
Texas, Multi Family Housing Revenue, Department Housing & Community Affairs, Series A, 6.4%, 1/1/2027	3,350,000	3,521,286
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2016 (b)	285,000	162,344
ETM, 6.1%, 9/1/2009 (b)	4,435,000	5,253,435
Texas, Other GO, 7.0%, 9/15/2012	7,514,499	7,705,968
Texas, School District GO, Community College District:
5.5%, 8/15/2014 (b)	3,145,000	3,549,447
5.5%, 8/15/2015 (b)	3,435,000	3,860,459
5.5%, 8/15/2017 (b)	4,060,000	4,521,460
Texas, State Agency (GO) Lease, Public Finance Authority, Series B, 6.25%, 2/1/2008 (b)	5,190,000	5,983,084
Texas, Water & Sewer Revenue, Trinity River Authority:
5.5%, 2/1/2019 (b)	1,000,000	1,106,500
5.5%, 2/1/2022 (b)	4,725,000	5,160,172
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,122,840
Texas, Water & Sewer Revenue, Water Development Board Revenue, State Revolving Fund, 1.1%, 7/15/2022**	900,000	900,000
Titus County, Water & Sewer Revenue, Hospital District Revenue, 6.125%, 8/15/2013	6,700,000	6,545,699
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
Series A, 5.75%, 11/15/2011 (b)	3,440,000	3,872,374
Series A, 6.25%, 11/15/2016 (b)	13,770,000	16,584,450
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, 6.25%, 11/15/2015 (b)	2,780,000	3,348,204
Waxahachie, TX, School District GO, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	2,918,031
Zero Coupon, 8/15/2013	2,060,000	1,385,144
		417,761,951
Utah 0.6%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,570,000	2,243,012
Salt Lake City, Core City GO, 5.75%, 6/15/2014	25,000	28,691
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,747,560
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 1.1%, 2/1/2008**	2,400,000	2,400,000
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2004 (b)	5,895,000	5,857,567
Zero Coupon, 7/1/2005 (b)	5,900,000	5,764,949
Zero Coupon, 7/1/2006 (b)	5,895,000	5,601,547
Zero Coupon, 7/1/2007 (b)	3,750,000	3,444,487
Utah, Electric Revenue, Intermountain Power Agency:
Series A, ETM, Zero Coupon, 7/1/2004 (b)	1,095,000	1,088,046
Series A, Zero Coupon, 7/1/2004 (b)	635,000	630,968
Series A, ETM, 5.0%, 7/1/2012 (b)	540,000	541,723
West Valley City, UT, Excise Tax Revenue, ETM, 10.625%, 7/1/2004 (b)	160,000	168,920
		29,517,470
Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (b)	4,800,000	5,407,680
5.375%, 7/1/2014 (b)	5,055,000	5,647,496
		11,055,176
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	900,000	996,156
Virginia 0.8%
Fairfax County, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,080,820
Fairfax County, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,427,949
Richmond, VA, Core City GO, Public Improvement, 5.375%, 7/15/2015 (b)	2,285,000	2,547,341
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)	5,500,000	6,556,165
Virginia, Resource Recovery Revenue, Public Service Authority Refunding, Series A, 5.25%, 7/1/2010 (b)	7,380,000	8,394,602
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,276,030
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,456,903
		36,739,810
Washington 3.2%
Chelan County, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	7,971,508
Clark County, Electric Revenue, Public Utilities District No. 001 Generating Systems, 6.0%, 1/1/2008 (b)	2,200,000	2,516,536
Clark County, School District GO, Zero Coupon, 12/1/2017 (b)	6,725,000	3,522,488
Clark County, School District GO, No. 98 Hockinson, 6.125%, 12/1/2011 (b)	3,190,000	3,745,825
King and Snohomish Counties, School District GO, No. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,916,178
King County, County GO, Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	10,570,282
King County, County GO, King Co Washington GO Prerefunded, 6.625%, 12/1/2015	1,010,000	1,208,374
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,000,000	4,657,640
Seattle, WA, Airport Revenue, Series B, 6.0%, 2/1/2012 (b)	1,765,000	2,031,674
Skagit County, School District GO, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (b)	4,925,000	5,562,197
Snohomish County, School District GO, 5.75%, 12/1/2011 (b)	3,485,000	4,079,437
Snohomish County, School District GO, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (b)	3,325,000	3,872,328
Spokane County, School District GO, Series B, Zero Coupon, 12/1/2014 (b)	2,500,000	1,566,775
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (b)	11,200,000	12,369,280
Washington, Electric Revenue, Public Power Supply Nuclear Project #2, 5.7%, 7/1/2008	1,270,000	1,448,130
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007	7,000,000	7,927,850
Washington, Electric Revenue, Public Power Supply System Nuclear Project #2:
5.7%, 7/1/2008	3,730,000	4,278,646
7.25%, 7/1/2006	415,000	471,921
Washington, Electric Revenue, Public Power Supply System Nuclear Project #2, Series B, 7.25%, 7/1/2006	6,585,000	7,515,724
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2004 (b)	3,625,000	3,600,278
Series A, Zero Coupon, 7/1/2005 (b)	4,125,000	4,021,669
Series A, Zero Coupon, 7/1/2006 (b)	1,380,000	1,308,944
Series B, Zero Coupon, 7/1/2006 (b)	5,555,000	5,275,750
Zero Coupon, 7/1/2007	4,375,000	4,010,037
Series A, Zero Coupon, 7/1/2011 (b)	4,200,000	3,189,102
Series A, 1.0%, 7/1/2010 (b)	5,860,000	4,663,446
Series B, 7.25%, 7/1/2009	12,350,000	14,425,541
Washington, Healthcare Facilities Authority Revenue, Providence Services, Series A, 1.1%, 12/1/2030**	100,000	100,000
Washington, Hospital & Healthcare Revenue, Health Care Facilities Authority:
5.75%, 11/1/2007 (b)	7,350,000	8,314,320
5.8%, 11/1/2008 (b)	4,865,000	5,576,555
5.8%, 11/1/2009 (b)	4,595,000	5,303,365
5.8%, 11/1/2010 (b)	2,100,000	2,423,421
Washington, State GO, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	2,481,235
		151,926,456
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	646,546
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,986,713
		3,633,259
Wisconsin 2.1%
Milwaukee County Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	164,322
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, 6.875%, 4/15/2030	14,000,000	15,160,180
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority:
Series B, 5.625%, 2/15/2029 (b)	9,725,000	9,506,285
5.75%, 11/15/2006 (b)	2,000,000	2,221,180
6.0%, 11/15/2008 (b)	4,085,000	4,719,605
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	21,800,000	21,237,996
Wisconsin, Hospital & Healthcare Revenue, Health and Education Facilities Authority:
5.75%, 11/15/2007 (b)	1,500,000	1,697,715
6.0%, 11/15/2009 (b)	4,330,000	5,044,753
6.1%, 8/15/2008 (b)	4,580,000	5,287,976
6.1%, 8/15/2009 (b)	2,000,000	2,331,220
Series B, 6.25%, 1/1/2022 (b)	5,130,000	6,149,639
Series C, 6.25%, 1/1/2022 (b)	8,965,000	10,700,176
Series AA, 6.4%, 6/1/2008 (b)	2,335,000	2,713,947
Series AA, 6.45%, 6/1/2009 (b)	2,485,000	2,929,045
Series AA, 6.45%, 6/1/2010 (b)	2,650,000	3,138,368
Series AA, 6.5%, 6/1/2011 (b)	2,820,000	3,421,647
Series AA, 6.5%, 6/1/2012 (b)	3,000,000	3,598,650
		100,022,704
Total Investment Portfolio - 100.0% (Cost $4,280,538,986) (a)		4,739,326,451

* Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities. These securities, amounting to $335,644,017, aggregating 7.0% of net assets, are shown at their current rate as of November 30, 2003.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2003.
(a) The cost for federal income tax purposes was $4,278,487,427. At November 30, 2003, net unrealized appreciation for all securities based on tax cost was $460,839,024. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $475,108,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,269,214.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At November 30, 2003, insurance concentrations greater than 10% of the total Investment Portfolio were MBIA (30%), AMBAC (14%) and FGIC (11%).

(c) At November 30, 2003, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At November 30, 2003, open futures contracts were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Net Unrealized Appreciation (Depreciation) ($)
10 Year Interest Rate Swap	3/15/2004	408	44,365,316	44,841,750	476,434
10 Year CBT Treasury Note	3/22/2004	4,274	474,857,488	479,088,688	4,231,200
Total net unrealized depreciation					4,707,634

At November 30, 2003, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
12/2/2003 12/2/2013	40,000,000+++	Fixed - 4.010%	Floating - LIBOR	2,308,000
12/4/2003 12/4/2013	20,000,000+++	Fixed - 3.920%	Floating - LIBOR	1,304,000
12/9/2003 12/9/2013	40,000,000++++	Fixed - 3.893%	Floating - LIBOR	2,700,000
12/11/2003 12/11/2013	77,500,000+++	Fixed - 3.737%	Floating - LIBOR	6,238,750
12/16/2003 12/16/2013	40,000,000++++	Fixed - 3.698%	Floating - LIBOR	3,388,000
12/16/2003 12/16/2013	40,000,000+++++	Fixed - 3.700%	Floating - LIBOR	3,360,000
4/8/2004 4/8/2014	84,000,000++++	Fixed - 3.915%	Floating - BMA	(327,600)
5/6/2004 5/6/2014	30,000,000++	Fixed - 5.114%	Floating - LIBOR	(387,000)
5/12/2004 5/13/2009	30,000,000++	Fixed - 4.104%	Floating - LIBOR	60,000
5/18/2004 5/18/2014	58,000,000+++	Fixed - 4.836%	Floating - LIBOR	614,800
7/30/2003 1/29/2014	29,000,000+	Fixed - 5.098%	Floating - BMA	(696,000)
5/15/2002 5/15/2012	9,000,000+++	Fixed - 3.280%	Floating - BMA	168,300
5/12/2004 5/12/2014	30,000,000++	Floating - LIBOR	Fixed - 5.119%	378,000
Total net unrealized appreciation on open interest rate swaps				19,109,250

Counterparties:
+ Merrill Lynch Capital Services, Inc.
++ J.P. Morgan Chase Bank
+++ Lehman Brothers, Inc.
++++ Goldman, Sachs & Co.
+++++ Morgan Guaranty Trust Co.
LIBOR: Represents the London InterBank Offered Rate
BMA: Represents the Bond Market Association

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $4,280,538,986)	$ 4,739,326,451
Receivable for investments sold	1,080,062
Interest receivable	72,555,926
Receivable for Fund shares sold	1,057,793
Receivable for daily variation margin on open futures contracts	3,531,784
Net unrealized appreciation on interest rate swaps	19,109,250
Total assets	4,836,661,266
Liabilities
Due to custodian bank	6,599,529
Payable for investments purchased	32,172,978
Dividends payable	4,392,694
Payable for Fund shares redeemed	2,460,237
Accrued management fee	1,496,543
Other accrued expenses and payables	917,965
Total liabilities	48,039,946
Net assets, at value	$ 4,788,621,320
Net Assets
Net assets consist of: Undistributed net investment income	4,557,448
Net unrealized appreciation (depreciation) on: Investments	458,787,465
Interest rate swaps	19,109,250
Futures	4,707,634
Accumulated net realized gain (loss)	(43,227,458)
Paid-in capital	4,344,686,981
Net assets, at value	$ 4,788,621,320

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($2,343,467,197 / 250,895,752 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.34
Maximum offering price per share (100 / 95.5 of $9.34)	$ 9.78
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($57,757,593 / 6,181,196 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.34
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($25,062,992 / 2,682,209 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.34
Maximum offering price per share (100 / 99.00 of $9.34)	$ 9.43
Class AARP Net Asset Value, offering and redemption price per share ($1,552,151,570 / 165,936,056 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.35
Class S Net Asset Value, offering and redemption price per share ($810,171,024 / 86,603,982 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.35
Institutional Class Net Asset Value, offering and redemption price per share ($10,944 / 1,169 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.36

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 130,427,663
Expenses: Management fee	9,828,711
Administrative fee	2,996,009
Distribution service fees	3,225,363
Trustees' fees and expenses	59,832
Other	15,724
Total expenses, before expense reductions	16,125,639
Expense reductions	(18,392)
Total expenses, after expense reductions	16,107,247
Net investment income	114,320,416
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	17,127,613
Interest rate swaps	14,333,776
Forward commitments	(1,068,500)
Futures	2,764,309
33,157,198
Net unrealized appreciation (depreciation) during the period on: Investments	(170,529,379)
Other receivable	(192,000)
Interest rate swaps	50,869,150
Forward commitments	(920,000)
Futures	6,736,476
(114,035,753)
Net gain (loss) on investment transactions	(80,878,555)
Net increase (decrease) in net assets resulting from operations	$ 33,441,861

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2003 (Unaudited)	Year Ended May 31, 2003
Operations: Net investment income	$ 114,320,416	$ 231,692,645
Net realized gain (loss) on investment transactions	33,157,198	(32,019,137)
Net unrealized appreciation (depreciation) on investment transactions during the period	(114,035,753)	241,473,776
Net increase (decrease) in net assets resulting from operations	33,441,861	441,147,284
Distributions to shareholders from: Net investment income: Class A	(55,486,817)	(110,681,529)
Class B	(1,181,883)	(2,520,955)
Class C	(465,749)	(738,305)
Class AARP	(37,351,162)	(72,930,391)
Class S	(19,567,760)	(38,928,143)
Institutional Class	(128)	(37)
From net realized gains: Class A	-	(6,806,010)
Class B	-	(191,902)
Class C	-	(57,807)
Class AARP	-	(4,319,833)
Class S	-	(2,310,818)
Institutional Class	-	(3)
Fund share transactions: Proceeds from shares sold	150,485,936	414,170,246
Reinvestment of distributions	69,865,043	146,758,004
Cost of shares redeemed	(318,452,563)	(603,772,438)
Net increase (decrease) in net assets from Fund share transactions	(98,101,584)	(42,844,188)
Increase (decrease) in net assets	(178,713,222)	158,817,363
Net assets at beginning of period	4,967,334,542	4,808,517,179
Net assets at end of period (including undistributed net investment income of $4,557,448 and $4,290,531, respectively)	$ 4,788,621,320	$ 4,967,334,542

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.12	$ 9.00
Income from investment operations: Net investment income	.22	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.16)	.41	.12
Total from investment operations	.06	.83	.54
Less distributions from: Net investment income	(.22)	(.42)	(.42)
Net realized gain on investment transactions	-	(.03)	-
Total distributions	(.22)	(.45)	(.42)
Net asset value, end of period	$ 9.34	$ 9.50	$ 9.12
Total Return (%)[c]	.66**	9.41	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,343	2,454	2,416
Ratio of expenses, before expense reductions (%)	.75*	.75	.77*
Ratio of expenses, after expense reductions (%)	.75*	.75	.77*
Ratio of net investment income (%)	4.68*	4.66	4.74*
Portfolio turnover rate (%)	16*	22	33
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from June 11, 2001 (commencement of operations of Class A shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class B
Years Ended May 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.19	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.17)	.42	.11
Total from investment operations	.02	.77	.46
Less distributions from: Net investment income	(.18)	(.35)	(.35)
Net realized gain on investment transactions	-	(.03)	-
Total distributions	(.18)	(.38)	(.35)
Net asset value, end of period	$ 9.34	$ 9.50	$ 9.11
Total Return (%)[c]	.26**	8.52	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58	66	65
Ratio of expenses (%)	1.50*	1.53	1.58*
Ratio of net investment income (%)	3.93*	3.88	3.93*
Portfolio turnover rate (%)	16*	22	33
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from June 11, 2001 (commencement of operations of Class B shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class C
Years Ended May 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.19	.35	.34
Net realized and unrealized gain (loss) on investment transactions	(.17)	.42	.11
Total from investment operations	.02	.77	.45
Less distributions from: Net investment income	(.18)	(.35)	(.34)
Net realized gain on investment transactions	-	(.03)	-
Total distributions	(.18)	(.38)	(.34)
Net asset value, end of period	$ 9.34	$ 9.50	$ 9.11
Total Return (%)[c]	.24**	8.52	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	24	14
Ratio of expenses (%)	1.53*	1.56	1.59*
Ratio of net investment income (%)	3.90*	3.85	3.92*
Portfolio turnover rate (%)	16*	22	33
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from June 11, 2001 (commencement of operations of Class C shares) to May 31, 2002.
[c] Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class AARP
Years Ended May 31,	2003[a]	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.12	$ 8.95	$ 8.69
Income from investment operations: Net investment income	.23	.44	.45	.37
Net realized and unrealized gain (loss) on investment transactions	(.16)	.41	.17	.26
Total from investment operations	.07	.85	.62	.63
Less distributions from: Net investment income	(.22)	(.44)	(.45)	(.37)
Net realized gain on investment transactions	-	(.03)	-	-
Total distributions	(.22)	(.47)	(.45)	(.37)
Net asset value, end of period	$ 9.35	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	.83**	9.61	6.92	7.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,552	1,585	1,502	1,470
Ratio of expenses (%)	.56*	.56	.57	.64d*
Ratio of net investment income (%)	4.87*	4.85	4.92	4.92*
Portfolio turnover rate (%)	16*	22	33	11
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
[c] For the period from July 31, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.
[d] The ratio of operating expenses includes a one-time reduction in connection with a fund complex reorganization. The ratio without this reduction was .65%.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2003[a]	2003	2002[b]	2001	2000	1999[c]	1998[d]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.12	$ 8.95	$ 8.43	$ 8.98	$ 9.18	$ 9.13
Income from investment operations:
Net investment income	.23	.44	.45	.44	.46	.19	.45
Net realized and unrealized gain (loss) on investment transactions	(.16)	.41	.17	.52	(.51)	(.20)	.10
Total from investment operations	.07	.85	.62	.96	(.05)	(.01)	.55
Less distributions from:
Net investment income	(.22)	(.44)	(.45)	(.44)	(.46)	(.19)	(.45)
Net realized gains on investment transactions	-	(.03)	-	-	(.04)	-	(.05)
Total distributions	(.22)	(.47)	(.45)	(.44)	(.50)	(.19)	(.50)
Net asset value, end of period	$ 9.35	$ 9.50	$ 9.12	$ 8.95	$ 8.43	$ 8.98	$ 9.18
Total Return (%)	.83e**	9.49	7.04	11.55	(.62)	(.17)**	6.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	810	837	812	814	664	713	737
Ratio of expenses before expense reductions (%)	.56*	.56	.57	.65	.66[f]	.64*	.62
Ratio of expenses after expense reductions (%)	.56*	.56	.57	.65	.65[f]	.64*	.62
Ratio of net investment income (%)	4.87*	4.85	4.92	4.96	5.27	4.92*	4.96
Portfolio turnover rate (%)	16*	22	33	11	47	14*	9
[a] For the six months ended November 30, 2003 (Unaudited).
[b] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
[c] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.
[d] Year ended December 31.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .65% and .64%, respectively.
* Annualized
** Not annualized

Institutional Class
Years Ended May 31,	2003[a]	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.50	$ 9.33
Income from investment operations: Net investment income	.23	.31
Net realized and unrealized gain (loss) on investment transactions	(.15)	.20
Total from investment operations	.08	.51
Less distributions from: Net investment income	(.22)	(.31)
Net realized gain on investment transactions	-	(.03)
Total distributions	(.22)	(.34)
Net asset value, end of period	$ 9.36	$ 9.50
Total Return (%)	.84**	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.01	.001
Ratio of expenses (%)	.53*	.54*
Ratio of net investment income (%)	4.90*	4.74*
Portfolio turnover rate (%)	16*	22
[a] For the six months ended November 30, 2003 (Unaudited).
[b] For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Managed Municipal Bond Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. No interest accrues to the Fund until the effective date. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $21,929,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2008 ($12,507,000), May 31, 2009 ($7,004,000) and May 31, 2011 ($2,418,000), the respective expiration dates, whichever occurs first, of which $19,511,000 may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2002 through May 31, 2003, the Fund incurred approximately $35,203,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income*	$ 7,388,534
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (21,929,000)
Net unrealized appreciation (depreciation) on investments	$ 634,207,092

In addition, during the year ended May 31, 2003 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

2003
Distributions from tax-exempt income	$ 225,799,360
Distributions from short-term capital gains	$ 2,475,481
Distributions from long-term capital gains	$ 11,210,892

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $380,812,454 and $495,070,267, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.41% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.10%, 0.125%, 0.15%, 0.15%, 0.15% and 0.125%, of average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers, not affiliated with the Advisor, provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel).

The Administrative Agreement between the Advisor and the Fund had been scheduled to terminate effective September 30, 2003. The Advisor and the Fund have agreed to temporarily continue the Administrative Agreement pending completion of a review by the Fund's Independent Trustees of the Fund's shareholder servicing and related arrangements. In addition, effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management and/or administrative fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.80% of average daily net assets for Class A, B, C, AARP and S shares and 0.54% of average daily net assets for Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustees and trustee counsel fees). Furthermore, for the period October 1, 2003 through November 30, 2003, the Advisor agreed to waive a portion of its Administrative Fee of the Fund to the extent necessary to maintain the operating expenses of each class at 0.561%, 0.581%, 0.561%, 0.591% and 0.551% of average daily net assets for Class A, B, C, AARP and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or services fees, trustee and trustee counsel fees).

For the six months ended November 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Not Imposed	Unpaid at November 30, 2003
Class A	$ 1,176,731	$ -	$ 177,291
Class B	37,850	-	5,558
Class C	18,024	-	2,882
Institutional Class	3	-	1
Class AARP	1,157,103	-	188,291
Class S	606,298	17,537	81,081
	$ 2,996,009	$ 17,537	$ 455,104

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2003
Class B	$ 227,098	$ 36,271
Class C	90,122	14,398
	$ 317,220	$ 50,669

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2003	Effective Rate
Class A	$ 2,818,120	$ 398,242.24%
Class B	63,587	10,248.21%
Class C	26,436	4,068.22%
	$ 2,908,143	$ 412,558

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid to SDI in connection with the distribution of Class A and C shares for the six months ended November 30, 2003 aggregated $103,828 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2003, the CDSC for Class B and C shares aggregated $38,953 and $5,336, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2003, SDI received $2,622.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $855 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2003		Year Ended May 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	6,933,105	$ 64,093,403	20,986,909	$ 194,800,399
Class B	428,690	3,976,191	2,265,059	21,105,613
Class C	542,441	5,051,911	1,566,539	14,619,324
Class AARP	4,778,333	44,270,143	11,410,208	106,193,791
Class S	3,579,871	33,083,288	8,318,649	77,450,119
Institutional Class	1,207	11,000	108*	1,000*
		$ 150,485,936		$ 414,170,246
Shares issued to shareholders in reinvestment of distributions
Class A	3,819,941	$ 35,325,148	7,910,426	$ 73,544,462
Class B	74,662	690,413	168,322	1,564,480
Class C	31,332	289,733	55,099	512,275
Class AARP	2,392,274	22,142,595	5,009,960	46,587,140
Class S	1,233,257	11,417,039	2,639,506	24,549,616
Institutional Class	13	115	3*	31*
		$ 69,865,043		$ 146,758,004
Shares redeemed
Class A	(18,257,217)	$ (168,970,366)	(35,546,297)	$ (330,514,129)
Class B	(1,291,735)	(11,962,592)	(2,550,815)	(23,734,049)
Class C	(428,977)	(3,944,780)	(662,780)	(6,183,341)
Class AARP	(8,122,801)	(75,118,836)	(14,269,565)	(132,587,083)
Class S	(6,321,007)	(58,454,489)	(11,912,804)	(110,753,836)
Institutional Class	(162)	(1,500)	-*	-*
		$ (318,452,563)		$ (603,772,438)
Net increase (decrease)
Class A	(7,504,171)	$ (69,551,815)	(6,648,962)	$ (62,169,268)
Class B	(788,383)	(7,295,988)	(117,434)	(1,063,956)
Class C	144,796	1,396,864	958,858	8,948,258
Class AARP	(952,194)	(8,706,098)	2,150,603	20,193,848
Class S	(1,507,879)	(13,954,162)	(954,649)	(8,754,101)
Institutional Class	1,058	9,615	111*	1,031*
		$ (98,101,584)		$ (42,844,188)

* For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Tax Advantaged Dividend Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund

Scudder High Income Fund

Scudder High Income Opportunity Fund

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder US Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Intermediate Tax/AMT Free Fund (formerly Scudder Medium Term Tax-Free Fund)

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder RREEF Real Estate Fund II, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central Europe and Russia Fund, Inc. (formerly The Central European Equity Fund, Inc.)

The Germany Fund, Inc.

The New Germany Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SMLIX
CUSIP Number	811170-802	811170-885	811170-877	81118T-204
Fund Number	466	666	766	544

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AMUBX	SCMBX
Fund Number	166	066

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. Investors may do so by filling out and returning the enclosed "opt-out" form. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    --------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    --------------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               January 16, 2004
                                    --------------------------------------------

By:                                 /s/Charles A. Rizzo
                                    --------------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               January 16, 2004
                                    --------------------------------------------